Introduction and overview of Group's risk management - Credit risk (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	$ 825,716	$ 1,118,253
Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	825,703	1,118,243
Derivative financial instrument assets (note 18) | Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	2,105	6,121
Trade receivables [member] | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	(21,205)	(25,365)	$ (31,063)	$ (133,800)
Trade receivables [member] | Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	212,323	211,025
Cash and cash equivalents and other receivables [member] | Accumulated impairment
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial assets	0	0
Other receivables | Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	317,452	387,019
Cash and Cash Equivalents | Credit risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum exposure to credit risk	$ 293,823	$ 514,078